Loan ID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
642293064	1/XX/2014	12/31/2015	12	000000000000	0	0
464100435	8/XX/1985	02/28/2017	24	000655654333222223211111	0	21
600311088	11/XX/2003	02/28/2017	24	010212110221122111100001	0	17
384890724	7/XX/2003	09/30/2016	24	002211002100110000000000	0	8
341670987	7/XX/2007	07/31/2016	24	0021110010100000111100XX	2	10
861361955	7/XX/2007	09/30/2016	24	002333332221111100000000	0	14
889569540	2/XX/2006	09/30/2016	24	000000000000000000000000	0	0
982207809	3/XX/2015	02/28/2017	24	000000000000000000000010	0	1
559123317	6/XX/2005	09/30/2016	18	000000000021000000	0	2
140764095	4/XX/2006	02/28/2017	24	000000000000000000000000	0	0
648866484	1/XX/2000	05/31/2016	12	0000XXXXXXXX	8	0
401758839	4/XX/2003	07/31/2016	12	000000XXXXXX	6	0
960280758	10/XX/2004	09/30/2016	12	000110000000	0	2
413845740	10/XX/2007	02/28/2017	6	000000	0	0
933391674	7/XX/2007	09/30/2016	6	000000	0	0
775592631	9/XX/2012	09/30/2016	6	000000	0	0
750271584	7/XX/2012	09/30/2016	6	000000	0	0
314977707	9/XX/1993	02/28/2017	24	011010000101110100011001	0	11
953835210	9/XX/2003	02/28/2017	6	000000	0	0
814936248	9/XX/1978	02/28/2017	6	000000	0	0
519578901	8/XX/2007	02/28/2017	6	000000	0	0
349425225	1/XX/2008	06/30/2015	24	000011111000000000000999	0	8
971301726	1/XX/2008	06/30/2015	24	100000001222221222222111	0	17
200716083	1/XX/2008	06/30/2015	24	210000000000000022222210	0	9

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by AMC hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.